N-2 - USD ($)				3 Months Ended										12 Months Ended
		Feb. 21, 2023	Feb. 15, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cover [Abstract]
Entity Central Index Key		0001268884
Amendment Flag		true
Amendment Description		Amendment No. 10
Entity Inv Company Type		N-2
Securities Act File Number		333-000000
Investment Company Act File Number		811-21465
Document Type		N-2ASR
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		10
Entity Registrant Name		CBRE Global Real Estate Income Fund
Entity Address, Address Line One		201 King of Prussia Road
Entity Address, Address Line Two		Suite 600
Entity Address, City or Town		Radnor
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19087
City Area Code		(877)
Local Phone Number		711-4272
Contact Personnel Name		Thomas S. Harman
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		Yes
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Sales Load (as a percentage of offering price)	—	%(1)
Offering Expenses of the Common Shares borne by the Trust	—	%(1)
Dividend Reinvestment Plan Fees(3)	None

Sales Load [Percent]	[1]
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[1]
Annual Expenses [Table Text Block]
Percentage of Net Assets Attributable to Common Shares(2)
Annual Expenses
Management Fees(4)	1.23%
Other Expenses(5)	0.22%
Total Annual Expenses Excluding Interest Expense	1.45%
Interest Payments on Borrowed Funds(6)	2.29%
Total Annual Expenses Including Interest Expense	3.74%

____________

(1)      The sales load will apply only if the securities to which this prospectus relates are sold to or through underwriters. In such case, a corresponding prospectus supplement will disclose the applicable sales load. The corresponding prospectus supplement will also disclose the estimated offering expenses borne by the Trust.

(2)      The table below estimates what the Trust’s annual expenses would be stated as percentages of the Trust’s net assets attributable to Common Shares.

(3)      Common shareholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell Common Shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan.” There are no fees charged to stockholders for participating in the Trust’s dividend reinvestment plan. However, shareholders participating in the plan that elect to sell their shares obtained pursuant to the plan would pay $2.50 sales fee and a $0.15 per share sold brokerage commission.

(4)      The Advisor receives an annual fee, payable monthly in arrears, in an amount equal to 0.85% of the average daily value of the Trust’s Managed Assets. “Managed Assets” means the total assets of the Trust minus the sum of the accrued liabilities (other than the aggregate indebtedness or other liabilities constituting financial leverage). If the Trust uses leverage, the amount of fees paid to the Advisor for investment management services will be higher than if the Trust does not use leverage because the fees paid are calculated on the Trust’s Managed Assets, which include assets purchased with leverage. Consequently, since the Trust has leverage outstanding, the management fee as a percentage of net assets attributable to Common Stock is higher than if the Trust did not utilize leverage.

(5)      Based on estimated amounts for the current fiscal year assuming completion of an offering of $150,000,000.

(6)      Based on actual borrowings as of December 31, 2022, increased to account for leverage on the additional assets under management, assuming completion of the proposed issuance, and utilizing the interest rate as of that same date of 5.08%. This requires that the Trust utilizes financial leverage through borrowings in an amount equal to the maximum allowed under the current credit facility with the Bank of New York Mellon (“BNY”) of $400 million. To reach the regulatory borrowing limit of 33 1/3% of the Trust’s capital, the credit facility with BNY would need to be increased from its current maximum borrow limit of $400 million.

Management Fees [Percent]	[3],[4]	1.23%
Interest Expenses on Borrowings [Percent]	[4],[5]	2.29%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[6]	0.22%
Total Annual Expenses [Percent]	[4]	3.74%
Expense Example [Table Text Block]

EXAMPLE:

The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (1) total annual expenses set forth above, and (2) a 5% annual return:(1)

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred(2)	$45	$121	$199	$403

____________

(1)      The example should not be considered a representation of future expenses. The example assumes that the estimated “Other Expenses” set forth in the Annual Expenses table are accurate, that all dividends and distributions are reinvested at net asset value. The example uses the 3.74% annual expense calculated above for the 10 year period. Actual expenses may be greater or less than those assumed. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

(2) Assumes that leverage remains 31.93% of the Trust’s capital throughout the periods reflected. See “Management of the Trust — Investment Management Agreement.
Expense Example, Year 01	[7]	$ 45
Expense Example, Years 1 to 3	[7]	121
Expense Example, Years 1 to 5	[7]	199
Expense Example, Years 1 to 10	[7]	$ 403
Basis of Transaction Fees, Note [Text Block]	[1]	as a percentage of offering price
Other Expenses, Note [Text Block]		Based on estimated amounts for the current fiscal year assuming completion of an offering of $150,000,000.
Management Fee not based on Net Assets, Note [Text Block]		The Advisor receives an annual fee, payable monthly in arrears, in an amount equal to 0.85% of the average daily value of the Trust’s Managed Assets. “Managed Assets” means the total assets of the Trust minus the sum of the accrued liabilities (other than the aggregate indebtedness or other liabilities constituting financial leverage). If the Trust uses leverage, the amount of fees paid to the Advisor for investment management services will be higher than if the Trust does not use leverage because the fees paid are calculated on the Trust’s Managed Assets, which include assets purchased with leverage. Consequently, since the Trust has leverage outstanding, the management fee as a percentage of net assets attributable to Common Stock is higher than if the Trust did not utilize leverage.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	Borrowings Outstanding at the End of Period
Fiscal Year Ended December 31	Aggregate Amount Outstanding (000)(1)	Asset Coverage Per $1,000(2)
2022	$345,209,400	$3,132
2021	$320,488,800	$4,812
2020	$289,726,800	$4,262
2019	$121,019,500	$9,535
2018	$74,110,800	$12,883
2017	$175,743,600	$6,966
2016	$88,108,200	$12,451
2015	$174,414,970	$7,042
2014	$125,923,000	$10,408
2013	$58,727,500	$18,939

____________

(1)      Aggregate Amount Outstanding: Aggregate amount outstanding represents the principal amount outstanding as of the end of the relevant fiscal year owed by the Trust to lenders under arrangements in place at the time.

(2)      Asset Coverage per $1,000: Asset coverage per $1,000 of debt is calculated by subtracting the Trust’s liabilities and indebtedness not represented by senior securities from the Trust’s total assets, dividing the result by the aggregate amount of the Trust’s senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.

Senior Securities Amount	[8]													$ 345,209,400	$ 320,488,800	$ 289,726,800	$ 121,019,500	$ 74,110,800	$ 175,743,600	$ 88,108,200	$ 174,414,970	$ 125,923,000	$ 58,727,500
Senior Securities Coverage per Unit	[9]													$ 3,132	$ 4,812	$ 4,262	$ 9,535	$ 12,883	$ 6,966	$ 12,451	$ 7,042	$ 10,408	$ 18,939
Senior Securities, Note [Text Block]

Senior Securities

The following table sets forth information regarding the Trust’s outstanding senior securities as of the end of each of the Trust’s last ten fiscal periods. The Trust’s senior securities during this time period are comprised of outstanding indebtedness, which constitutes a “senior security” as defined in the 1940 Act. The information in this table for the fiscal years ended 2022, 2021, 2020, 2019, and 2018 has been audited by KPMG LLP, independent registered public accounting firm. The Trust’s audited financial statements, including the report of KPMG LLP thereon, and accompanying notes thereto, are incorporated herein by reference to the Trust’s annual report on Form N-CSR for the fiscal period ended December 31, 2022.

	Borrowings Outstanding at the End of Period
Fiscal Year Ended December 31	Aggregate Amount Outstanding (000)(1)	Asset Coverage Per $1,000(2)
2022	$345,209,400	$3,132
2021	$320,488,800	$4,812
2020	$289,726,800	$4,262
2019	$121,019,500	$9,535
2018	$74,110,800	$12,883
2017	$175,743,600	$6,966
2016	$88,108,200	$12,451
2015	$174,414,970	$7,042
2014	$125,923,000	$10,408
2013	$58,727,500	$18,939

____________

(1)      Aggregate Amount Outstanding: Aggregate amount outstanding represents the principal amount outstanding as of the end of the relevant fiscal year owed by the Trust to lenders under arrangements in place at the time.

(2)      Asset Coverage per $1,000: Asset coverage per $1,000 of debt is calculated by subtracting the Trust’s liabilities and indebtedness not represented by senior securities from the Trust’s total assets, dividing the result by the aggregate amount of the Trust’s senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.

Senior Securities Highlights Audited, Note [Text Block]		The information in this table for the fiscal years ended 2022, 2021, 2020, 2019, and 2018 has been audited by KPMG LLP, independent registered public accounting firm.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objectives and Policies

The Trust’s primary investment objective is high current income and its secondary investment objective is capital appreciation. The Trust has a policy of concentrating its investments in the real estate industry. The Trust’s investment objectives and its policy of concentrating its investments in the real estate industry are fundamental and may not be changed without shareholder approval. Unless otherwise indicated, the Trust’s other investment policies are not fundamental and may be changed by the Board of Trustees without shareholder approval, although it has no current intention of doing so. There can be no assurance that the Trust’s investment objectives will be achieved.

The Trust has a policy of concentrating its investments in the real estate industry and not in any other industry. Under normal market conditions, the Trust will invest substantially all but no less than 80% of its total assets in income-producing global “Real Estate Equity Securities.” Real Estate Equity Securities include common stocks, preferred securities, warrants and convertible securities issued by real estate companies, such as REITs and REOCs. The Trust, under normal market conditions, invests (i) at least 30% of its assets in securities of companies economically tied to countries other than the United States, and (ii) in the securities of companies economically tied to a minimum of seven countries, including the United States. The Trust, under normal market conditions, will invest in Real Estate Equity Securities of companies domiciled primarily in developed countries. However, the Trust may invest up to 15% of its total assets in Real Estate Equity Securities of companies domiciled in emerging market countries. Under normal market conditions, the Trust expects to have investments in at least three countries, including the United States.

The Trust will invest primarily in Real Estate Equity Securities with market capitalizations that range, in the current market environment, from approximately $75 million to approximately $100 billion. However, there is no restriction on the market capitalization range or the actual market capitalization of the individual companies in which the Trust may invest.

The Trust may invest up to 25% of its total assets in preferred securities of global real estate companies. The Trust may invest up to 20% of its total assets in preferred securities that are rated below investment grade or that are not rated and are considered by the Trust’s investment adviser to be of comparable quality. Preferred securities of non-investment grade quality are regarded as having predominantly speculative characteristics with respect to the capacity of the issuer of the preferred securities to pay interest and repay principal. Investment grade quality securities are those that are rated within the four highest grades by Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings at the time of investment or are considered by the Trust’s investment adviser to be of comparable quality. Although it has no present intentions to do so, the Trust may invest in securities and other instruments that, at the time of investment, are illiquid (i.e., securities that are not readily marketable).

The Trust defines a real estate company as a company that derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or has at least 50% of its assets invested in such real estate. A common type of real estate company, a REIT, is a domestic corporation that pools investors’ funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. Therefore, a REIT normally derives its income from rents or from interest payments and may realize capital gains by selling properties that have appreciated in value. A U.S. REIT is not taxed on income distributed to its shareholders if it complies with several requirements of the Code. As a result, REITs tend to pay relatively high dividends (as compared to other types of companies), and the Trust intends to use these REIT dividends in an effort to meet its primary objective of high current income.

Global real estate companies outside the U.S. include, but are not limited to, companies with similar characteristics to the REIT structure, in which revenue primarily consists of rent derived from owned, income-producing real estate properties, dividend distributions as a percentage of taxable net income are high (generally greater than 80%), debt levels are generally conservative and income derived from development activities is generally limited.

The Trust may invest in securities of foreign issuers in the form of American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”). The Trust may purchase or sell (write) options on securities and securities indices which are listed on a national securities exchange or in the over-the-counter market as a means of achieving additional return or of hedging the value of the Trust’s portfolio.

The Trust may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps, and other strategic transactions in connection with its investments in foreign Real Estate Equity Securities. Although not intended to be a significant element in the Trust’s investment strategy, from time to time the Trust may use various other investment management techniques that also involve certain risks and special considerations, including engaging in short sales.

The Trust will invest in Real Estate Equity Securities where dividend distributions are subject to withholding taxes as determined by United States tax treaties with respective individual foreign countries. Generally, the Trust will invest in Real Estate Equity Securities that are excluded from the reduced tax rates as determined by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

INVESTMENT OBJECTIVES

The Trust’s primary investment objective is high current income. The Trust’s secondary investment objective is capital appreciation. There can be no assurance that the Trust will achieve its investment objectives or that the Trust’s investment strategies will be successful.

INVESTMENT RESTRICTIONS

Except as described below, the Trust, as a fundamental policy, may not, without the approval of the holders of a majority of the Trust’s outstanding voting securities:

1.      issue senior securities or borrow money other than as permitted by the Investment Company Act or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies;

2.      make loans of money or property to any person, except through loans of portfolio securities, the purchase of debt instruments consistent with the Trust’s investment objectives and policies, or the entry into repurchase agreements;

3.      underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own securities the Trust may be deemed to be an underwriter;

4.      purchase or sell real estate, except that the Trust may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”), and instruments secured by real estate or interests therein and the Trust may acquire, hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Trust’s ownership of such other assets;

5.      purchase or sell commodities or commodity contracts for any purposes except as, and to the extent, permitted by applicable law without the Trust becoming subject to registration with the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool or commodity pool operator; or

6.      invest in excess of 25% of its total assets in any industry other than the real estate industry, except that the Trust may invest without limit in securities backed as to principal or interest by the credit of the United States of America or agencies or instrumentalities thereof.

When used with respect to particular shares of the Trust, “majority of the outstanding” means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less.

In addition to the foregoing fundamental investment policies, the Trust is also subject to the following non-fundamental restrictions and policies, which may be changed by the Trust’s Board of Trustees. The Trust may not:

1.      make any short sale of securities except in conformity with applicable laws, rules and regulations;

2.      purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act or any exemptive relief obtained thereunder; or

3.      purchase securities of companies for the purpose of operating such companies.

Under Section 12(d)(1)(a) of the Investment Company Act, the Trust may invest up to 10% of its total assets in the aggregate in shares of other registered investment companies and up to 5% of its total assets in any one registered investment company, provided the investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased. However, Rule 12d1-4 under the Investment Company Act permits investment companies, including the Trust, to invest in other investment companies beyond the statutory limits set forth in Section 12(d)(1), provided certain conditions are met. As a shareholder in any investment company, the Trust will bear its ratable share of that investment company’s expenses, and will remain subject to payment of the Trust’s advisory fees and other expenses with respect to assets so invested. Holders of Common Shares will therefore be subject to duplicative expenses to the extent the Trust invests in other investment companies. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks described herein and in the Prospectus.

The Trust has a non-fundamental policy of investing at least 80% of its total assets in income-producing global “Real Estate Equity Securities” as defined in the Prospectus (as amended from time to time). If the Board of Trustees of the Trust changes this non-fundamental policy to one allowing the Trust to invest less than 80% of its total assets in Real Estate Equity Securities, the Trust will provide shareholders with at least 60 days prior notice of such change if the change has not first been approved by shareholders, which notice will comply with the Investment Company Act and the regulations thereunder. In addition, the Trust has adopted a global investment policy to invest at least 30% of its assets in securities of companies economically tied to countries other than the U.S. and, further, to invest in companies economically tied to a minimum of seven countries, including the U.S. The restrictions and other limitations set forth above will apply only at the time of purchase of securities and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the acquisition of securities.

In addition, to comply with U.S. federal tax requirements for qualification as a “regulated investment company” (“RIC”), the Trust’s investments will be limited in a manner such that at the close of each quarter of each taxable year, subject to certain exceptions, (a) no more than 25% of the value of the Trust’s total assets are invested in the securities (other than United States government securities or securities of other RICs) of a single issuer or two or more issuers controlled by the Trust and engaged in the same, similar or related trades or businesses and (b) at least 50% of the value of the Trust’s assets is represented by cash, cash items, U.S. government securities and securities of other RICs, and other securities, with these other securities limited, with respect to any one issuer, to an amount not greater in value than 5% of the value of the Trust’s assets, and to not more than 10% of the outstanding voting securities of such issuer. These tax-related limitations are subject to applicable cure provisions and may be changed by the Board of Trustees to the extent appropriate in light of changes to applicable tax requirements.

INVESTMENT POLICIES AND TECHNIQUES

The following information supplements the discussion of the Trust’s investment objectives, policies and techniques in the Prospectus.

Short-Term Fixed Income Securities

For temporary defensive purposes or to keep cash on hand fully invested, the Trust may invest up to 100% of its total assets in cash equivalents and short-term fixed income securities. Short-term fixed income securities are defined to include, without limitation, the following:

(1)    U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its own credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

(2)    Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Trust may not be fully insured by the Federal Deposit Insurance Corporation.

(3)    Repurchase agreements, which involve purchases of debt securities. At the time the Trust purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Trust during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Trust to invest temporarily available cash. The Trust may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers’ acceptances in which the Trust may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Trust is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Trust is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Trust could incur a loss of both principal and interest. The Advisor monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The Advisor does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Trust. If the seller were to be subject to a Federal bankruptcy proceeding, the ability of the Trust to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

(4)    Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Trust and a corporation. There is no secondary market for such notes. However, they are redeemable by the Trust at any time. The Advisor will consider the financial condition of the issuer (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the issuer’s ability to meet all of its financial obligations, because the Trust’s liquidity might be impaired if the issuer were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the two highest categories by a major rating agency or unrated but determined to be of comparable quality by the Advisor and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

Short Sales

The Trust may make short sales of securities. A short sale is a transaction in which the Trust sells a security it does not own in anticipation of a decline in the market price of that security. The Trust may make short sales to hedge positions, for duration and risk management, in order to maintain portfolio flexibility or to enhance income or gain.

When the Trust makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trust may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

The Trust’s obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. The Trust will also be required to designate on its books and records similar collateral with its custodian to the extent necessary so that the aggregate collateral value is at all times at least equal to the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Trust on such security, the Trust may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

If the price of the security sold short increases between the time of the short sale and the time the Trust replaces the borrowed security, the Trust will incur a loss; conversely, if the price declines, the Trust will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Trust’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

OTHER INVESTMENT POLICIES AND TECHNIQUES

Strategic Transactions

Consistent with its investment objectives and policies as set forth herein and in the Prospectus, the Trust may also enter into certain hedging and risk management transactions. In particular, the Trust may purchase and sell exchange-listed and over-the-counter put and call options on securities, financial indices and futures contracts, forward foreign currency contracts and may enter into various interest rate transactions (collectively, “Strategic Transactions”). Strategic Transactions may be used to attempt to protect against possible changes in the market value of the Trust’s portfolio resulting from fluctuations in the securities markets and changes in interest rates, to protect the Trust’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes or to establish a position in the securities markets as a temporary substitute for purchasing particular securities. Any or all of these techniques may be used at any time. There is no particular strategy that requires use of one technique rather than another. Use of any Strategic Transaction is a function of market conditions. The Trust will engage in such activities in the Advisor’s discretion, and may not necessarily be engaging in such activities when movements in interest rates that could affect the value of the assets of the Trust occur.

With respect to hedging and risk management, the variable degree of correlation between price movements of hedging instruments and price movements in the position being hedged create the possibility that losses on the hedge may be greater than gains in the value of the Trust’s position. The same is true for such instruments entered into for income or gain. In addition, certain instruments and markets may not be liquid in all circumstances. As a result, in volatile markets, the Trust may not be able to close out a transaction without incurring losses substantially greater than the initial deposit. Although the contemplated use of these instruments predominantly for hedging should tend to minimize the risk of loss due to a decline in the value of the position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. The ability of the Trust to successfully utilize Strategic Transactions will depend on the Advisor’s ability to predict pertinent market movements and sufficient correlations, which cannot be assured. Finally, the daily deposit requirements in futures contracts that the Trust has sold create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to the use of Strategic Transactions will reduce net asset value.

The Strategic Transactions that the Trust may use are described below. The ability of the Trust to hedge successfully will depend on the Advisor’s ability to predict pertinent market movements, which cannot be assured. The Trust’s ability to pursue certain of these strategies may be limited by applicable regulations of the CFTC. Certain Strategic Transactions may give rise to taxable income.

Regulatory Considerations.    The Trust has claimed an exclusion from the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Interest Rate Transactions.    Among the Strategic Transactions into which the Trust may enter are interest rate swaps and options. The Trust expects to enter into such transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique, to protect against any increase in the price of securities the Trust anticipates purchasing at a later date or, as discussed in the Prospectus, to hedge against increases in the Trust’s cost of borrowing.

Put and Call Options on Securities and Indices.    The Trust may purchase and sell put and call options on securities and indices. A put option gives the purchaser of the option the right to sell and the writer the obligation to buy the underlying security at the exercise price during the option period. The Trust may also purchase and sell options on securities indices (“index options”). Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the securities index upon which the option is based is greater, in the case of a call, or less, in the case of a put, than the exercise price of the option. The purchase of a put option on a security could protect the Trust’s holdings in a security or a number of securities against a substantial decline in the market value. A call option gives the purchaser of the option the right to buy and the seller the obligation to sell the underlying security or index at the exercise price during the option period or for a specified period prior to a fixed date. The purchase of a call option on a security could protect the Trust against an increase in the price of a security that it intended to purchase in the future. In the case of either put or call options that it has purchased, if the option expires without being sold or exercised, the Trust will experience a loss in the amount of the option premium plus any related commissions. When the Trust sells put and call options, it receives a premium as the seller of the option. The premium that the Trust receives for selling the option will serve as a partial hedge, in the amount of the option premium, against changes in the value of the securities in its portfolio. During the term of the option, however, a covered call seller has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price of the option if the value of the underlying security increases, but has retained the risk of loss should the price of the underlying security decline. Conversely, a secured put seller retains the risk of loss should the market value of the underlying security decline below the exercise price of the option, less the premium received on the sale of the option. The Trust is authorized to purchase and sell exchange listed options and over-the-counter options (“OTC Options”) which are privately negotiated with the counterparty. Listed options are issued by the Options Clearing Corporation (“OCC”) which guarantees the performance of the obligations of the parties to such options.

The Trust’s ability to close out its position as a purchaser or seller of an exchange-listed put or call option is dependent upon the existence of a liquid secondary market on option exchanges. Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been listed by the OCC as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms. OTC Options are purchased from or sold to dealers, financial institutions or other counterparties which have entered into direct agreements with the Trust. With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between the Trust and the counterparty, without the intermediation of a third party such as the OCC. If the counterparty fails to make or take delivery of the securities underlying an option it has written, or otherwise settle the transaction in accordance with the terms of that option as written, the Trust would lose the premium paid for the option as well as any anticipated benefit of the transaction. As the Trust must rely on the credit quality of the counterparty rather than the guarantee of the OCC, it will only enter into OTC Options with counterparties with the highest long-term credit ratings, and with primary United States government securities dealers recognized by the Federal Reserve Bank of New York.

The hours of trading for options on debt securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

Calls on Securities and Indices.    In order to enhance income or reduce fluctuations in net asset value, the Trust may sell or purchase call options (“calls”) on securities and indices based upon the prices of debt securities that are traded on U.S. securities exchanges and the over-the-counter markets. A call option gives the purchaser of the option the right to buy, and obligates the seller to sell, the underlying security or index at the exercise price at any time or at a specified time during the option period. All such calls sold by the Trust must be “covered” as long as the call is outstanding (i.e., the Trust must own the instrument subject to the call or other securities or assets acceptable for applicable coverage requirements). A call sold by the Trust exposes the Trust during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or index and may require the Trust to hold an instrument which it might otherwise have sold. The purchase of a call gives the Trust the right to buy the underlying instrument or index at a fixed price.

Puts on Securities and Indices.    As with calls, the Trust may purchase put options (“puts”) on securities (whether or not it holds such securities in its portfolio). For the same purposes, the Trust may also sell puts on securities and indices if the Trust’s contingent obligations on such puts are secured by segregated assets consisting of cash or liquid high grade debt securities having a value not less than the exercise price. The Trust will not sell puts if, as a result, more than 50% of the Trust’s assets would be required to cover its potential obligation under its hedging and other investment transactions. In selling puts, there is a risk that the Trust may be required to buy the underlying instrument or index at a price higher than the current market price.

Futures Contracts and Related Options.    The Trust may sell financial futures contracts or purchase put and call options on such futures as a hedge against anticipated interest rate changes or other market movements. The sale of a futures contract creates an obligation by the Trust, as seller, to deliver the specific type of financial instrument called for in the contract at a specified future time for a specified price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Margin Requirements.    At the time a futures contract is purchased or sold, the Trust must allocate cash or securities as a deposit payment (“initial margin”). It is expected that the initial margin that the Trust will pay may range from approximately 1% to approximately 5% of the value of the securities or commodities underlying the contract. In certain circumstances, however, such as periods of high volatility, the Trust may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in case of “variation margin” may be required, a process known as “marking to the market.” Transactions in listed options and futures are usually settled by entering into an offsetting transaction, and are subject to the risk that the position may not be able to be closed if no offsetting transaction can be arranged.

Limitations on Use of Futures and Options on Futures.    The Trust’s use of futures and options on futures will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. The Trust currently may enter into such transactions without limit for bona fide hedging purposes, including risk management and duration management and other portfolio strategies. The Trust may also engage in transactions in futures contracts or related options for non-hedging purposes to enhance income or gain provided that the Trust will not enter into a futures contract or related option (except for closing transactions) for purposes other than bona fide hedging, or risk management including duration management if, immediately thereafter, the sum of the amount of its initial deposits and premiums on open contracts and options would exceed 5% of the Trust’s liquidation value, i.e., net assets (taken at current value); provided, however, that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. Also, when required, an account of cash equivalents designated on the books and records will be maintained and marked to market on a daily basis in an amount equal to the market value of the contract.

Forward Currency Contracts.    Trust may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered into. Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Trust may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Trust intends to acquire. The Trust may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency. The Trust may also use forward currency contracts to shift the Trust’s exposure to foreign currency exchange rate changes from one currency to another. For example, if the Trust owns securities denominated in a foreign currency and the Advisor believes that currency will decline relative to another currency, it might enter into a forward currency contract to sell the appropriate amount of the first foreign currency with payment to be made in the second currency. The Trust may also purchase forward currency contracts to enhance income when the Advisor anticipates that the foreign currency will appreciate in value but securities denominated in that currency do not present attractive investment opportunities.

The Trust may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Trust could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Trust’s existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge into U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Trust may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the Advisor anticipates that there will be a correlation between the two currencies.

The cost to the Trust of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Trust enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Trust will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Trust might be unable to close out a forward currency contract. In either event, the Trust would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in a segregated account.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Trust might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”) may restrict or affect the ability of the Trust to engage in Strategic Transactions. See “U.S. Federal Income Tax Matters.”

Repurchase Agreements

As temporary investments, the Trust may invest in repurchase agreements. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed-upon repurchase price determines the yield during the Trust’s holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Trust will only enter into repurchase agreements with registered securities dealers or domestic banks that, in the opinion of the Advisor, present minimal credit risk. The risk to the Trust is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Trust might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Trust may be delayed or limited. The Advisor will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that such value always equals or exceeds the agreed-upon repurchase price. In the event the value of the collateral declines below the repurchase price, the Advisor will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price, including interest.

Reverse Repurchase Agreements

The Trust may enter into reverse repurchase agreements with respect to its portfolio investments subject to the investment restrictions set forth herein. Reverse repurchase agreements involve the sale of securities held by the Trust with an agreement by the Trust to repurchase the securities at an agreed upon price, date and interest payment. Reverse repurchase agreements are subject to the Trust’s limitation on borrowings. While a reverse repurchase agreement is outstanding, the Trust will, for all of its reverse repurchase agreements, either (i) consistent with Section 18 of the Investment Company Act, maintain asset coverage of at least 300% of the value of the repurchase agreement or (ii) treat the reverse repurchase agreement as a derivatives transaction for purposes of Rule 18f-4, including, as applicable, the outer limit on fund leverage risk based on value-at-risk, or “VaR.” The use by the Trust of reverse repurchase agreements involves many of the same risks of leverage since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Trust has sold but is obligated to repurchase. Also, reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Trust in connection with the reverse repurchase agreement may decline in price.

If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Trust’s obligation to repurchase the securities, and the Trust’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Trust would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

Lending of Securities

The Trust may lend its portfolio securities to banks or dealers which meet the creditworthiness standards established by the Board of Trustees (“Qualified Institutions”). By lending its portfolio securities, the Trust attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Trust. The Trust may lend its portfolio securities so long as the terms and the structure of such loans are not inconsistent with requirements of the Investment Company Act, which currently requires that (i) the borrower pledge and maintain with the Trust collateral consisting of cash, a letter of credit issued by a U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned, (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the value of the loan is “marked to the market” on a daily basis), (iii) the loan be made subject to termination by the Trust at any time and (iv) the Trust receive reasonable interest on the loan (which may include the Trust’s investing any cash collateral in interest bearing short term investments), any distributions on the loaned securities and any increase in their market value. The Trust will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33 ⅓% of the value of the Trust’s total assets (including such loans). Loan arrangements made by the Trust will comply with all other applicable regulatory requirements, including the rules of the American Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of five business days. All relevant facts and circumstances, including the creditworthiness of the Qualified Institution, will be monitored by the Advisor, and will be considered in making decisions with respect to lending securities, subject to review by the Board of Trustees.

The Trust may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the Trust’s Board of Trustees. In addition, voting rights may pass with the loaned securities, but if a material event were to occur affecting such a loan, the loan must be called and the securities voted.

Risk Factors [Table Text Block]

RISK FACTORS

Risk is inherent in all investing. Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in Common Shares.

General Real Estate Risks.    Real property investments are subject to varying degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values may also be adversely affected by such factors as applicable laws, interest rate levels, and the availability of financing. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of any interest and principal on its debt securities or dividends on its equity securities will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. The performance of the economy in each of the regions in which the real estate owned by the portfolio company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. The financial results of major local employers also may have an impact on the cash flow and value of certain properties. In addition, real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A real estate company may also have joint venture investments in certain of its properties, and consequently, its ability to control decisions relating to such properties may be limited.

Real property investments are also subject to risks which are specific to the investment sector or type of property in which the real estate companies are investing.

Retail Properties.    Retail properties are affected by the overall health of the economy. A retail property may be adversely affected by the growth of alternative forms of retailing, bankruptcy, decline in drawing power, a shift in consumer demand due to demographic changes and/or changes in consumer preference (for example, to discount retailers) and spending patterns. A retail property may also be adversely affected if an anchor or significant tenant ceases operation at such location, voluntarily or otherwise. Certain tenants at retail properties may be entitled to terminate their leases if an anchor tenant ceases operations at such property.

Office Properties.    Office properties generally require their owners to expend significant amounts for general capital improvements, tenant improvements and costs of reletting space. In addition, office properties that are not equipped to accommodate the needs of modern businesses may become functionally obsolete and thus non-competitive. Office properties may also be adversely affected if there is an economic decline in the businesses operated by their tenants. The risks of such an adverse effect is increased if the property revenue is dependent on a single tenant or if there is a significant concentration of tenants in a particular business or industry.

Hotel Properties.    The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures to keep necessary furniture, fixtures and equipment updated, competition from other hotels, increases in operating costs (which increases may not necessarily be offset in the future by increased room rates), dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, changes to regulation of operating liquor and other licenses, and adverse effects of general and local economic conditions. Due to the fact that hotel rooms are generally rented for short periods of time, hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Also, hotels may be operated pursuant to franchise, management and operating agreements that may be terminable by the franchiser, the manager or the operator. On the other hand, it may be difficult to terminate an ineffective operator of a hotel property subsequent to a foreclosure of such property.

Healthcare Properties.    Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs, and competition in terms of appearance, reputation, quality and cost of care with similar properties on a local and regional basis.

The governmental laws and regulations described above are subject to frequent and substantial changes resulting from legislation, adoption of rules and regulations, and administrative and judicial interpretations of existing law. Changes may also be applied retroactively and the timing of such changes cannot be predicted. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursement. In addition, in the event that a tenant is in default on its lease, a new operator or purchaser at a foreclosure sale will have to apply in its own right for all relevant licenses if such new operator does not already hold such licenses. There can be no assurance that such new licenses would be obtained, and consequently, there can be no assurance that any healthcare property subject to foreclosure will be disposed of in a timely manner.

Multifamily Properties.    The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of management to provide adequate maintenance and insurance, the types of services provided by the property, the level of mortgage rates, presence of competing properties, the relocation of tenants to new projects with better amenities, the adverse economic conditions in the locale, the amount of rent charged, and the oversupply of units due to new construction. In addition, multifamily properties may be subject to rent control laws or other laws affecting such properties, which could impact the future cash flows of such properties.

Community Shopping Centers.    Community center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. Like other types of property in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties.    The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns, and adverse effects of general and local economic conditions with respect to rental rates and occupancy levels.

Industrial Properties.    Industrial properties typically include warehouses, depots, storage, factories, logistics and distributions. Factors such as vacancy, tenant mix, lease term, property condition and design, redevelopment opportunities and property location could adversely affect the value and operation of industrial properties.

Tower Companies.    Cell towers and wireless services have seen an increased demand in recent years. However, owners and operators of towers may be subject to, and therefore must comply with, environmental laws that impose strict, joint and several liability for the cleanup of on-site or off-site contamination and related personal injury or property damage.

Data Centers Properties.    Data centers facilities house an organization’s most critical and proprietary assets. Therefore, operation of data centers properties depends upon the demand for technology-related real estate and global economic conditions that could adversely affect companies’ abilities to lease, develop or renew leases. Declining real estate valuations and impairment charges could adversely affect earnings and financial condition of data center properties.

Net Lease Properties.    Net lease properties require the tenant to pay (in addition to the rent) property taxes, insurance, and maintenance on the property. Tenant’s ability to pay rent, interest rate fluctuations, vacancy, property location, length of the lease are only few of the risks that could affect net lease properties operations.

Other factors that may contribute to the riskiness of all real estate investments include:

Lack of Insurance.    Certain real estate companies may have disclosed that they carry comprehensive liability, fire, flood, extended coverage and rental loss insurance with policy specifications, limits and deductibles customarily carried for similar properties. However, such insurance is not uniform among real estate companies. Moreover, there are certain types of extraordinary losses that may be uninsurable, or not economically insurable. Certain properties may be located in areas that are subject to earthquake activity for which insurance may not be maintained. Should a property sustain damage as a result of an earthquake, even if the real estate company maintains earthquake insurance, it may incur substantial losses due to insurance deductibles, co-payments on insured losses or uninsured losses. Any type of uninsured loss could cause a real estate company to lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Trust’s investment performance.

Credit Risk.    Real estate companies may be highly leveraged and financial covenants may affect the ability of those companies to operate effectively. Real estate companies may be subject to risks normally associated with debt financing. If the principal payments of a real estate company’s debt cannot be refinanced, extended or paid with proceeds from other capital transactions, such as new equity capital, the real estate company’s cash flow may not be sufficient to repay all maturing debt outstanding.

In addition, a real estate company’s obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict a real estate company’s range of operating activity. A real estate company, therefore, may be contractually prohibited from incurring additional indebtedness, selling its assets, engaging in mergers, or making acquisitions which may be beneficial to the operation of the real estate company.

Financial Leverage.    Global real estate companies may be highly leveraged and financial covenants may affect the ability of global real estate companies to operate effectively.

Environmental Issues.    In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a real estate company may be considered an owner or operator of such properties or as having arranged for the disposal or treatment of hazardous or toxic substances and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions could be reduced.

Recent Events.    The value of real estate is particularly susceptible to a variety of factors, such as economic, financial or political events, including, but not limited to, recessions, changes in interest rates, rising inflation, war, including Russia’s invasion of Ukraine, acts of terrorism, the spread of infectious disease or other public health emergencies, such as the global pandemic caused by COVID-19, and other changes in foreign and domestic conditions.

Acts of God and Geopolitical Risks.    The performance of certain investments could be affected by acts of God or other unforeseen and/or uncontrollable events (collectively, “disruptions”), including, but not limited to, natural disasters, public health emergencies (including any outbreak or threat of COVID-19, SARS, H1N1/09 flu, avian flu, other coronavirus, Ebola, or other existing or new pandemic or epidemic diseases), terrorism, social and political discord, geopolitical events, national and international political circumstances, and other unforeseen and/or uncontrollable events with widespread impact. These disruptions may affect the level and volatility of security prices and liquidity of any investments. Unexpected volatility could impair an investment’s profitability or result in it suffering losses. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or securities industry participants in other countries or regions.

The extent of the impact of any such disruption on the Trust will depend on many factors, including the duration and scope of such disruption, the extent of any related travel advisories and restrictions implemented, the impact of such disruption on overall supply and demand, goods and services, investor liquidity, consumer confidence and levels of economic activity and the extent of its disruption to important global, regional and local supply chains and economic markets, all of which are highly uncertain and cannot be predicted. A disruption may materially and adversely impact the value and performance of any investment, the Advisor’s ability to source, manage and divest investments, and the Advisor’s ability to achieve the Trust’s investment objectives, ultimately resulting in significant losses to investors. In addition, there is a risk that a long disruption will significantly impact the operations of the Advisor, the Trust, and its portfolio investments, or even temporarily or permanently halt their operations.

REIT Issues.    U.S. REITs are subject to a highly technical and complex set of provisions in the Code. It is possible that the Trust may invest in a real estate company which purports to be a REIT but which fails to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the purported REIT would be subject to corporate-level taxation, significantly reducing the return to the Trust on its investment in such company. REITs could possibly fail to qualify for tax-free pass through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or a lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Stock Market Risk.    A portion of your investment in Common Shares represents an indirect investment in equity securities owned by the Trust, substantially all of which are traded on a domestic or foreign securities exchange or in the over-the-counter markets. The value of these securities, like other stock market investments, may move up or down, sometimes rapidly and unpredictably.

Common Stock Risk.    While common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Trust. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Trust.

Foreign Securities Risk.    Under current market conditions, the Trust may invest up to 100% of its total assets in Foreign Securities, although it is not the Trust’s current intent to do so. Investing in Foreign Securities, including emerging markets (or lesser developed countries), involves certain risks not involved in domestic investments, including, but not limited to:

•        fluctuations in foreign exchange rates;

•        future foreign economic, financial, political and social developments;

•        different legal systems;

•        the possible imposition of exchange controls or other foreign governmental laws or restrictions;

•        lower trading volume;

•        much greater price volatility and illiquidity of certain foreign securities markets;

•        different trading and settlement practices;

•        less governmental supervision;

•        regulatory changes;

•        changes in currency exchange rates;

•        high and volatile rates of inflation;

•        fluctuating interest rates;

•        less publicly available information; and

•        different accounting, auditing and financial record-keeping standards and requirements.

Investments in Foreign Securities, especially in emerging market countries, will expose the Trust to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Trust may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:

•        the possibility of expropriation of assets;

•        confiscatory taxation;

•        difficulty in obtaining or enforcing a court judgment;

•        economic, political or social instability;

•        the possibility that an issuer may not be able to make payments to investors outside of the issuer’s country; and

•        diplomatic developments that could affect investments in those countries.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:

•        growth of gross domestic product;

•        rates of inflation;

•        capital reinvestment;

•        resources;

•        self-sufficiency;

•        balance of payments position; and

•        the tax treatment of the Trust’s investments, which may result in certain investments in Foreign Securities being subject to foreign withholding taxes, or being subject to U.S. federal income tax rules that may cause a U.S. holder to recognize taxable income without a corresponding receipt of cash, to incur an interest charge on taxable income that is deemed to have been deferred and/or to recognize ordinary income that would have otherwise been treated as capital gain. See “U.S. Federal Income Tax Matters” in the Statement of Additional Information.

These risks are often heightened for investments in smaller, emerging capital markets. For more information regarding risks of emerging market investing, see “Emerging Markets Risks” below.

Foreign Currency Risk.    Because the Trust may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Trust and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Trust’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

Emerging Markets Risks.    The Trust may invest in issuers located or doing substantial business in emerging market countries. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in securities of issuers domiciled or doing substantial business in foreign countries can be intensified in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

Dilution Risk.    If the Trust determines to conduct a rights offering to subscribe for Common Shares, holders of Common Shares may experience dilution of the aggregate net asset value of their Common Shares. The level of dilution will depend upon whether (i) such shareholders participate in the rights offering and (ii) the Trust’s net asset value per Common Share is above or below the subscription price on the expiration date of the rights offering.

Shareholders who do not exercise their subscription rights fully may, at the completion of such an offering, own a smaller proportional interest in the Trust than if they exercised their subscription rights fully. As a result of such an offering, a shareholder may experience dilution in net asset value per share if the subscription price per share is below the net asset value per share on the expiration date. If the subscription price per share is below the net asset value per share of the Trust’s shares on the expiration date, a shareholder will experience an immediate dilution of the aggregate net asset value of such shareholder’s shares if the shareholder does not participate fully in such an offering and the shareholder will experience a reduction in the net asset value per share of such shareholder’s shares whether or not the shareholder participates in such an offering. The Trust cannot state precisely the extent of this dilution (if any) if the shareholder does not exercise such shareholder’s subscription rights because the Trust does not know what the net asset value per share will be when the offer expires or what proportion of the subscription rights will be exercised.

The Trust’s investors do not have preemptive rights to any shares the Trust may issue in the future, except as otherwise specified by the Trust upon the creation of Securities, including in connection with an offering to shareholders of one or more classes of its Common Shares, such as Subscription Rights. The Declaration of Trust authorizes the Trust to issue an unlimited number of shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases shares, the Trust may sell additional shares or other classes of shares in the future or issue equity interests in private offerings. To the extent the Trust issues additional equity interests after an investor purchases its shares, such investor’s percentage ownership interest in the Trust will be diluted.

Leverage Risk.    Leverage risk is the risk associated with the borrowing of funds and other investment techniques to leverage the Common Shares.

Leverage is a speculative technique which may expose the Trust to greater risk and increase its costs. Increases and decreases in the value of the Trust’s portfolio will be magnified when the Trust uses leverage. For example, leverage may cause greater swings in the Trust’s net asset value or cause the Trust to lose more than it invested. The Trust will also have to pay interest on its borrowings, reducing the Trust’s return.

These interest expenses may be greater than the Trust’s return on the underlying investment. There can be no assurance that the Trust’s leveraging strategy will be successful.

If leverage is employed, the net asset value and market value of the Common Shares will be more volatile, and the yield to the holders of Common Shares will tend to fluctuate with changes in the shorter-term interest rates on the leverage. If the interest rate on the leverage approaches the net rate of return on the Trust’s investment portfolio, the benefit of leverage to the holders of the Common Shares would be reduced. If the interest rate on the leverage exceeds the net rate of return on the Trust’s portfolio, the leverage will result in a lower rate of return to the holders of Common Shares than if the Trust were not leveraged. The Trust will pay (and the holders of Common Shares will bear) any costs and expenses relating to any leverage. Accordingly, the Trust cannot assure you that the use of leverage would result in a higher yield or return to the holders of the Common Shares.

Any decline in the net asset value of the Trust’s investments will be borne entirely by the holders of Common Shares. Therefore, if the market value of the Trust’s portfolio declines, the leverage will result in a greater decrease in net asset value to the holders of Common Shares than if the Trust were not leveraged. This greater net asset value decrease will also tend to cause a greater decline in the market price for the Common Shares. In extreme cases, the Trust might be in danger of failing to maintain the required asset coverage or of having insufficient current investment income to meet the interest payments on. In order to counteract such an event, the Trust might need to reduce its leverage and to liquidate investments in order to repay some or all of the borrowing. Liquidation at times of low security prices may result in capital losses and may reduce returns to the holders of Common Shares.

While the Trust may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and net asset value associated with leverage, there can be no assurance that the Trust will actually reduce leverage in the future or that any reduction, if undertaken, will benefit the holders of Common Shares. Changes in the future direction of interest rates are very difficult to predict accurately. If the Trust were to reduce leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in leverage would likely reduce the income and/or total returns to holders of Common Shares relative to the circumstance where the Trust had not reduced leverage. The Trust may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and share price if the prediction were to turn out to be correct, and determine not to reduce leverage as described above.

Interest Rate Risk.    Interest rate risk encompasses the risk that fixed income investments, such as preferred stocks and debt securities, and to a lesser extent dividend-paying common stocks, such as REIT common stocks, will decline in value because of changes in market interest rates. When interest rates rise, the market value of such securities generally will fall. The Trust’s investments in such securities means that the net asset value and market price of its Common Shares will tend to decline if market interest rates rise. Your Common Shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Trust distributions. The Trust utilizes leverage, which magnifies interest rate risk.

Inflation Risk.    Inflation is the reduction in the purchasing power of money resulting from the increase in the price of goods and services. Inflation risk is the risk that the inflation adjusted (or “real”) value of your investment or the income from that investment will be worth less in the future. As inflation occurs, the real value of your investment and distributions declines.

Deflation Risk.    Deflation risk is the risk that the Trust’s distributions may be reduced in the future as lower prices reduce interest rates and earning power, resulting in lower distributions on the assets owned by the Trust.

Payment Restrictions.    The Trust is prohibited from declaring, paying or making any dividends or distributions on its Common Shares unless it satisfies certain conditions. These prohibitions on the payment of dividends or distributions might impair the Trust’s ability to maintain its qualification as a RIC for federal income tax purposes. There can be no assurance, however, that such redemptions can be effected in time to permit the Trust to distribute its income as required to maintain its qualification as a RIC under the Code. See “Tax Matters — U.S. Tax Matters.”

Risks of Investment in Preferred Securities.    The Trust may invest in preferred securities, which entails special risks, including:

Deferral.    Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Trust owns a preferred security that is deferring its distributions, the Trust may be required to report income for tax purposes although it has not yet received such income.

Subordination.    Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure with respect to priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

Liquidity.    Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

Limited Voting Rights.    Generally, preferred security holders (such as the Trust) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified period of time, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights.

In the case of certain trust preferred securities, holders generally have no voting rights, except (i) if the issuer fails to pay dividends for a specified period of time or (ii) if a declaration of default occurs and is continuing. In such an event, rights of holders of trust preferred securities generally would include the right to appoint and authorize a trustee to enforce the trust or special purpose entity’s rights as a creditor under the agreement with its operating company.

Special Redemption Rights.    In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer of the preferred securities may negatively impact the return of the security held by the Trust.

New Types of Securities.    From time to time, preferred securities, including trust preferred securities, have been, and may in the future be, offered having features other than those described herein. The Trust reserves the right to invest in these securities if the Advisor believes that doing so would be consistent with the Trust’s investment objectives and policies. Since the market for these instruments would be new, the Trust may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Risks of Investment in Illiquid Securities.    The Trust does not presently intend to invest in illiquid securities; however, the Trust may invest in illiquid securities. Illiquid securities are securities that are not readily marketable (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Trust has valued the securities) and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid investments involve the risk that the Trust will not be able to sell the securities at the time desired or at prices approximating the value at which the Trust is carrying the securities on its books.

Risks of Investment in Lower-Rated Securities.    The Trust may invest up to 20% of its total assets in securities rated below investment grade or considered by the Advisor to be of comparable credit quality. Investment grade securities are those that are rated within the four highest grades (i.e., Baa3/BBB — or better) by Moody’s, S&P or Fitch or unrated securities determined by the Advisor to be of comparable quality. Securities rated below investment grade are regarded as having speculative characteristics with respect to the capacity of the issuer of the securities to pay interest and repay principal.

The values of lower-rated securities often reflect individual corporate developments and are often more sensitive to economic changes than higher-rated securities. Issuers of lower-rated securities are often in the growth stage of their development and/or involved in a reorganization or takeover. The issuers are often highly leveraged (have a significant amount of debt relative to shareholders’ equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to lower-rated securities are subordinated to the prior repayment of senior indebtedness, which will potentially limit the Trust’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in lower-rated securities have a lower degree of protection with respect to principal and interest payments than do investors in higher-rated securities.

During an economic downturn, a substantial period of rising interest rates or a recession, issuers of lower-rated securities could experience financial distress resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities. If the issuer of a security held by the Trust defaults, the Trust may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.

The secondary markets for lower-rated securities are not as liquid as the secondary markets for higher-rated securities. The secondary markets for lower-rated securities are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume of lower-rated securities is generally lower than that of higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse change in the condition of a particular issuer. Under certain economic and/or market conditions, the Trust may have difficulty disposing of certain lower-rated securities due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the lower-rated securities, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing the Trust’s assets. Market quotations on lower-rated securities are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.

The market for lower-rated securities may react strongly to adverse news about an issuer or the economy or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for lower-rated securities may be affected by legislative and regulatory developments. These developments could adversely affect the Trust’s net asset value and investment practices, the secondary market for lower-rated securities, the financial condition of issuers of these securities and the value and liquidity of outstanding lower-rated securities, especially in a thinly traded market. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in lower-rated securities and limiting the deductibility of interest by certain corporation issuers of lower-rated securities had an adverse effect on the lower-rated securities market.

When the secondary market for lower-rated securities becomes less liquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value the Trust’s lower-rated securities, judgment plays a more important role in determining such valuations. Decreased liquidity in the market for lower-rated securities, in combination with the relative youth and growth of the market for such securities, also may affect the ability of the Trust to dispose of such securities at a desirable price. Additionally, if the secondary markets for lower-rated securities contract due to adverse economic conditions or for other reasons, certain of the Trust’s liquid securities may become illiquid and the proportion of the Trust’s assets invested in illiquid securities may significantly increase.

The Trust may only invest in lower-rated securities that are rated CCC- or higher by S&P, rated Caa or higher by Moody’s, or rated CCC- or higher by Fitch, or unrated securities determined by the Advisor to be of comparable quality. The issuers of these securities have a currently identifiable vulnerability to default and such issuers may be in default or there may be present elements of danger with respect to the payment of principal or interest. The Trust will not invest in securities which are in default at the time of purchase.

Small-Cap Companies Risk.    The Trust may invest in companies whose market capitalization is considered small as well as mid-cap companies. Even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. These companies often are newer or less established companies than larger companies. Investments in these companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of small-cap and mid-cap companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, small-cap and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of these companies generally are less liquid than those of larger companies. This means that the Trust could have greater difficulty selling such securities at the time and price that the Trust would like.

Convertible Securities.    The Trust may also invest in convertible securities of real estate companies. The market value of convertible securities may decline as interest rates increase and, conversely, may increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities may vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Strategic Transactions.    Strategic Transactions in which the Trust may engage, including hedging and risk management transactions such as interest rate and foreign currency transactions, options and swaps, also involve certain risks and special considerations. Strategic Transactions will be entered into to seek to manage the risks of the Trust’s portfolio of securities, but may have the effect of limiting the gains from favorable market movements. Strategic Transactions involve risks, including (i) that the loss on the Strategic Transaction position may be larger than the gain in the portfolio position being hedged and (ii) that the derivative instruments used in Strategic

Transactions may not be liquid and may require the Trust to pay additional amounts of money. Successful use of Strategic Transactions depends on the Advisor’s ability to predict correctly market movements which, of course, cannot be assured. Losses on Strategic Transactions may reduce the Trust’s net asset value and its ability to pay distributions if they are not offset by gains on the portfolio positions being hedged. The Trust will be subject to credit risk with respect to the counterparties to the derivative contracts entered into by the Trust. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract, the Trust may experience significant delays in obtaining any recovery under the contract in bankruptcy or other reorganization proceeding. The Trust may obtain only a limited recovery or may obtain no recovery in such circumstances.

The Trust may also lend the securities it owns to others, which allows the Trust the opportunity to earn additional income. Although the Trust will require the borrower of the securities to post collateral for the loan and the terms of the loan will require that the Trust be able to reacquire the loaned securities if certain events occur, the Trust is still subject to the risk that the borrower of the securities may default, which could result in the Trust losing money and in a decline in the Trust’s net asset value. The Trust may also purchase securities for delayed settlement. This means that the Trust is generally obligated to purchase the securities at a future date for a set purchase price, regardless of whether the value of the securities is more or less than the purchase price at the time of settlement. The Trust may enter into interest rate swap transactions to attempt to protect itself from increasing preferred share dividends or interest expenses resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap which may result in a decline in the net asset value of the Common Shares.

Options Risk.    There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Trust forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Investment Risk.    An investment in the Trust is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Discount Risk.    Shares of closed-end management investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that the Trust’s net asset value could decrease as a result of Trust investment activities. Whether investors will realize gains or losses upon the sale of the shares will depend not upon the Trust’s net asset value but entirely upon whether the market price of the shares at the time of sale is above or below the investor’s purchase price for the shares. Because the market price of the shares will be determined by factors such as relative supply of and demand for shares in the market, general market and economic conditions, and other factors beyond the control of the Trust, the Trust cannot predict whether the shares will trade at, below or above net asset value.

Market Disruption Risk.    Certain events have a disruptive effect on the securities markets, such as terrorist attacks, war (including the Russian invasion of Ukraine), global public health emergencies (such as the pandemic caused by COVID-19), and other geopolitical events, earthquakes, storms and other disasters. The Trust cannot predict the effects of similar events in the future on the markets or economy of the U.S. or other countries. Disruptions of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors affecting the Trust.

Anti-Takeover Provisions.    The Trust’s Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Trust or convert the Trust to open-end status. These provisions could deprive the holders of Common Shares of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares or at net asset value. In addition, if the Trust issues preferred shares, the holders of the preferred shares will have voting rights that could deprive holders of Common Shares of such opportunities.

Effects of Leverage [Text Block]

Effects of Leverage

The following table illustrates the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Trust’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Trust. Actual returns may be greater or less than those appearing in the table below. See “Risk Factors — Leverage Risk.” The table further reflects the issuance of leverage representing 31.93% of the Trust’s total net assets, net of expenses. The Trust’s currently projected annual interest on its leverage is 5.08%.

Assumed Portfolio Total Return (Net of Expenses)	(10.0)%	(5.0)%	0.0%	5.0%	10.0%
Common Share Total Return	(16.95)%	(9.67)%	(2.38)%	4.90%	12.19%

Common Share total return is composed of two elements — the Common Share distributions paid by the Trust (the amount of which is largely determined by the net investment income of the Trust after paying interest on borrowings) and gains or losses on the value of the securities the Trust owns. As required by Securities and Exchange Commission rules, the table above assumes that the Trust is more likely to suffer capital losses than to enjoy capital appreciation.

The Trust regularly utilizes leverage through borrowing. However, the foregoing illustrations will not be pertinent if the Trust were to cease using such leverage.

Effects of Leverage [Table Text Block]
Assumed Portfolio Total Return (Net of Expenses)	(10.0)%	(5.0)%	0.0%	5.0%	10.0%
Common Share Total Return	(16.95)%	(9.67)%	(2.38)%	4.90%	12.19%

Return at Minus Ten [Percent]		(16.95%)
Return at Minus Five [Percent]		(9.67%)
Return at Zero [Percent]		(2.38%)
Return at Plus Five [Percent]		4.90%
Return at Plus Ten [Percent]		12.19%
Share Price [Table Text Block]

TRADING AND NET ASSET VALUE INFORMATION

The following table sets forth for each of the quarters indicated: (i) the high and low closing market prices for Common Shares on the NYSE, (ii) the corresponding net asset value (“NAV”) per share, and (iii) the premium or discount to NAV per share at which the Trust’s Common Shares were trading as of such date. NAV is determined once daily as of the close of regular trading of the NYSE (typically 4:00 P.M., Eastern Time). See “Determination of Net Asset Value” for information as to the determination of the Trust’s NAV.

	Closing Market Price Per Common Share(1)		NAV per Common Share on Date of Market Price(2)		Premium/(Discount) on Date of Market Price(1)
Fiscal Quarter Ended	High	Low	High	Low	High	Low
September 30, 2020	$6.33	$5.82	$7.52	$7.05	-15.82%	-17.45%
December 31, 2020	$6.88	$5.57	$8.11	$6.90	-15.17%	-19.28%
March 31, 2021	$7.81	$6.69	$8.47	$7.88	-7.79%	-15.10%
June 30, 2021	$9.09	$7.83	$9.77	$8.60	-6.96%	-8.95%
September 30, 2021	$9.42	$8.36	$10.15	$9.21	-7.19%	-9.23%
December 31, 2021	$9.79	$8.46	$10.48	$9.29	-6.58%	-8.93%
March 31, 2022	$9.78	$7.98	$10.38	$8.85	-5.78%	-9.83%
June 30, 2022	$9.18	$6.77	$9.68	$7.10	-5.17%	-4.65%
September 30, 2022	$8.28	$5.59	$8.50	$5.97	-2.59%	-6.37%
December 31, 2022	$6.46	$5.30	$6.66	$5.68	-3.00%	-6.69%

____________

(1)      Source: The Advisor, based on public information available via Factset.

(2)      Source: NYSE.

Lowest Price or Bid	[10]			$ 5.3	$ 5.59	$ 6.77	$ 7.98	$ 8.46	$ 8.36	$ 7.83	$ 6.69	$ 5.57	$ 5.82
Highest Price or Bid	[10]			6.46	8.28	9.18	9.78	9.79	9.42	9.09	7.81	6.88	6.33
Lowest Price or Bid, NAV	[11]			5.68	5.97	7.1	8.85	9.29	9.21	8.6	7.88	6.9	7.05
Highest Price or Bid, NAV	[11]			$ 6.66	$ 8.5	$ 9.68	$ 10.38	$ 10.48	$ 10.15	$ 9.77	$ 8.47	$ 8.11	$ 7.52
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10]			(3.00%)	(2.59%)	(5.17%)	(5.78%)	(6.58%)	(7.19%)	(6.96%)	(7.79%)	(15.17%)	(15.82%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[10]			(6.69%)	(6.37%)	(4.65%)	(9.83%)	(8.93%)	(9.23%)	(8.95%)	(15.10%)	(19.28%)	(17.45%)
Latest Share Price			$ 6.78
Latest Premium (Discount) to NAV [Percent]			4.51%
Latest NAV			$ 7.1
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF COMMON SHARES

The following is a brief description of the terms of the Common Shares. This description does not purport to be complete and is qualified by reference to the Trust’s Agreement and Declaration of Trust and its Amended and Restated Bylaws (the “Bylaws”). For complete terms of the Common Shares please refer to the actual terms of the series, which are set forth in the Agreement and Declaration of Trust.

The Trust is an unincorporated statutory trust organized under the laws of Delaware pursuant to the Agreement and Declaration of Trust. The Trust is authorized to issue an unlimited number of Common Shares of beneficial interest, par value $.001 per share. Each Common Share has one vote and, when issued and paid for in accordance with the terms of an offering, will be fully paid and non-assessable. Though the Trust expects to pay distributions monthly on the Common Shares, it is not obligated to do so. All Common Shares are equal as to distributions, assets and voting privileges and have no conversion, preemptive or other subscription rights. Although shareholders do not have preemptive or other subscription rights, the Trust may offer Common Shares to the shareholders of one or more classes of its Common Shares upon the creation of Securities, including in connection with an offering to shareholders of one or more classes of its Common Shares, such as Subscription Rights. The Trust sends annual and semi-annual reports, including financial statements, to all holders of its shares.

Any additional offerings of Common Shares will require approval by the Trust’s Board of Trustees and be subject to the requirements of the Investment Company Act, which provides that shares may not be issued at a price below the then current net asset value, exclusive of sales load, except in connection with an offering to existing holders of Common Shares or with the consent of a majority of the Trust’s outstanding voting securities.

Unlike open-end funds, closed-end funds like the Trust do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may do so by trading through a broker on NYSE or otherwise.

Shares of closed-end investment companies often trade on an exchange at prices lower than net asset value. Shares of closed-end investment companies like the Trust that invest predominantly in real estate securities have during some periods traded at prices higher than net asset value and, during other periods, have traded at prices lower than net asset value. Because the market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), call protection on its portfolio securities, dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such shares in the market, general market and economic conditions and other factors beyond the control of the Trust, the Trust cannot assure you that Common Shares will trade at a price equal to or higher than net asset value in the future. The Common Shares are designed primarily for long-term investors, and you should not purchase the Common Shares if you intend to sell them soon after purchase. See “Borrowings and Use of Leverage” and the Statement of Additional Information under “Repurchase of Common Shares.”

The Trust’s common shareholders will vote as a single class to elect the Trust’s Board of Trustees (subject to the special voting rights of preferred shares) and on additional matters with respect to which the 1940 Act, the Trust’s Agreement and Declaration of Trust, By-laws or resolutions adopted by the trustees provide for a vote of the Trust’s common shareholders. See “Risk Factors — Anti-takeover Provisions.”

Security Title [Text Block]		COMMON SHARES
Security Dividends [Text Block]

DISTRIBUTIONS

Managed Distribution Policy.    The Trust was granted an exemptive order from the SEC on August 5, 2008 under Section 19(b) of the Investment Company Act and Rule 19b-1 permitting the Trust to implement a Managed Distribution Policy. To maintain more stable monthly distributions, the Trust, acting in accordance with this exemptive order, and with approval of the Board, has adopted the Managed Distribution Policy with the purpose of distributing over the course of each year, through periodic distributions as nearly equal as practicable and any required special distributions, an amount closely approximating the total taxable income of the Trust during such year plus, if so desired by the Board, all or a portion of the capital gains and returns of capital from portfolio companies received by the Trust during the year.

In furtherance of the Trust’s Managed Distribution Policy, the Trust distributes a fixed amount per Common Share, currently $0.06, each month to its common shareholders. This amount, which has ranged from $0.045 to $0.06 over the last ten years, is subject to change from time to time in the discretion of the Board. The most recent monthly fixed distribution amount per Common Share will be set forth in the Trust’s most recent annual report or semi-annual report to shareholders, but the actual, current monthly fixed distribution amount per Common Share will be set forth in your investor account statement. The fixed amount of distributions will be reviewed and amended as necessary by the Board at regular intervals with consideration of the level of investment income and realized gains.

Distributions will be made only after paying interest and required principal payments on borrowings, if any. Under a Managed Distribution Policy, if, for any monthly distribution, net investment company taxable income and net capital gain were less than the amount of the distribution, the difference would be distributed from the Trust’s assets. In an effort to maintain the Trust’s monthly distribution at a stable level, the Board recognizes that a portion of the Trust’s distributions may be characterized as a return of capital, particularly in periods when the Trust incurs losses on its portfolio securities. (A return of capital is a distribution by the Trust that exceeds the Trust’s current and accumulated earnings and profits and which represents a return of a common shareholder’s original investment. To the extent a distribution paid by the Trust represents a return of capital, a common shareholder’s cost basis in Trust shares will be reduced, which will increase a capital gain or reduce a capital loss upon sale of those shares.) Under such circumstances, the Board will not necessarily reduce the Trust’s distribution, but will closely monitor its sustainability, recognizing that losses may be reversed and that, in subsequent periods, gains on portfolio securities may give rise to the need for a supplemental distribution, which the Trust seeks to minimize. In considering sustainability, the Board may consider realized gains that have been offset, for the purposes of calculating taxable income, by capital loss carryforwards. Thus, the level of the Trust’s distributions will be independent of its performance for a particular period, but the Trust expects its distributions to correlate to its performance over time. In particular, the Trust expects that its distribution rate in relation to its net asset value will correlate to its total return on net asset value over time.

The Trust’s final distribution for each calendar year will include any remaining net investment company taxable income and net capital gain undistributed during the year. If, for any calendar year, the total distributions exceeded net investment company taxable income and net capital gain (the “Excess”), any amount distributed out of the Excess will be treated as dividends to the extent of the Trust’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits (i.e., a return of capital) will first reduce the adjusted tax basis in the shares, and after such adjusted tax basis is reduced to zero, will constitute capital gain (assuming the shares are held as capital assets). In the event the Trust distributes the Excess, such distribution will decrease the Trust’s total assets and, therefore, have the likely effect of increasing the Trust’s expense ratio. In addition, in order to make such distributions, the Trust may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action.

There is no guarantee that the Board of Trustees will continue to implement the Managed Distribution Policy. The Board of Trustees reserves the right to change the Trust’s distribution policy, including the basis for establishing the rate of its monthly distributions, from time to time and may do so without prior notice to common shareholders. Shareholders should not draw any conclusions about the Trust’s investment performance from the amount of the current distribution or from the terms of the Trust’s Managed Distribution Policy. The Board may amend or terminate the policy without prior notice to shareholders. Shareholders should note that the Managed Distribution Policy is subject to change or termination for a variety of reasons. Through its ownership of portfolio securities, the Trust is subject to risks including, but not limited to, declines in the value of real estate held by portfolio companies, risks related to general and local economic conditions, and portfolio company losses. An economic downturn might have a material adverse effect on the real estate markets and the real estate companies in which the Trust invests, which could result in the Trust failing to achieve its investment objectives and jeopardizing the continuance of the Managed Distribution Policy.

Level Rate Distribution Policy.    In the event that the Board determines to terminate the Managed Distribution Policy, the Trust would, nonetheless, intend to make regular monthly cash distributions to common shareholders at a level rate based on the projected performance of the Trust, which rate may be adjusted from time to time (the Level Rate Distribution Policy). The Trust’s ability to maintain a Level Rate Distribution Policy would depend on a number of factors, including the stability of income received from its investments and interest and required principal payments on borrowings, if any.

At least annually, the Trust intends to distribute all of its net capital gain and net investment company taxable income not distributed during the year. The net investment company taxable income of the Trust consists of all ordinary taxable income, qualified dividend income, and net short-term capital gain earned on portfolio assets less all deductible expenses of the Trust. Expenses of the Trust are accrued each day.

DIVIDEND REINVESTMENT PLAN

Pursuant to the Trust’s Dividend Reinvestment Plan (the “Plan”), shareholders of the Trust are automatically enrolled, to have all distributions reinvested by Computershare Trust Company N.A. (the “Plan Agent”) in the Trust’s Common Shares pursuant to the Plan. You may elect not to participate in the Plan and to receive all distributions in cash by sending written instructions or by contacting the Plan Agent at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by contacting the Plan Agent before the distribution record date; otherwise, such termination or resumption will be effective with respect to any subsequently declared distribution. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

After the Trust declares a distribution (together, a “Distribution”), the Plan Agent will acquire Common Shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized Common Shares from the Trust (“Newly Issued Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on NYSE or elsewhere. If, on the Distribution payment date, the net asset value is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the Distribution amount in Newly Issued Shares on behalf of the participants. The number of Newly Issued Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Distribution by the net asset value per Common Share on the date the shares are issued; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Distribution will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Distribution, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the Distribution amount in Common Shares acquired on behalf of the participants in Open-Market Purchases.

In the event of a market discount on the payment date for any Distribution, the Plan Agent will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Distribution, whichever is sooner (the “Last Purchase Date”), to invest the Distribution amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Trust will pay monthly income Distributions. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Distribution through the date before the next “ex-dividend” date which typically will be approximately ten days. If, before the Plan Agent has completed its Open-Market Purchases, the market price per Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Agent may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Distribution had been paid in Newly Issued Common Shares on the Distribution payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Agent is unable to invest the full Distribution amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making Open-Market Purchases and may invest the uninvested portion of the Distribution amount in Newly Issued Common Shares at the net asset value per Common Share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Distribution will be divided by 95% of the market price on the payment date.

The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

The Plan Agent’s fees for the handling of the reinvestment of Distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. Per share fees include any appliable brokerage commissions the Plan Agent is required to pay. The automatic reinvestment of Distributions will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. See “Tax Matters.” The Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share fee. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay.

All correspondence or questions concerning the Plan should be directed to the Plan Agent at Computershare Trust Company N.A., P.O. Box 43006, Providence, RI 02940-3006, Phone Number: (866) 221-1580, website: www.computershare.com/investor.

Security Voting Rights [Text Block]

The Trust’s common shareholders will vote as a single class to elect the Trust’s Board of Trustees (subject to the special voting rights of preferred shares) and on additional matters with respect to which the 1940 Act, the Trust’s Agreement and Declaration of Trust, By-laws or resolutions adopted by the trustees provide for a vote of the Trust’s common shareholders. See “Risk Factors — Anti-takeover Provisions.”

Outstanding Securities [Table Text Block]

The following provides information about the Trust’s outstanding shares as of February 15, 2023:

Title of Class	Amount Authorized	Amount Held by the Trust or for its Account	Amount Outstanding
Common Shares	Unlimited	0	116,590,494

Outstanding Security, Title [Text Block]

The Trust is a diversified, closed-end management investment company registered under the Investment Company Act. The Trust was organized as a Delaware statutory trust on November 6, 2003, pursuant to the Amended and Restated Agreement and Declaration of Trust governed by the laws of the State of Delaware (the “Agreement and Declaration of Trust”). During 2004, the Trust issued 101,000,000 shares of common stock at $15.00 per share. In connection with the Trust’s Dividend Reinvestment Plan (“DRIP”), the Trust issued no Common Shares for the years ended December 31, 2022 and December 31, 2021, respectively. As of February 15, 2023, the Trust had outstanding Common Shares of 116,590,494 with a par value of $0.001 per share.

The Trust’s Common Shares are traded on NYSE under the symbol “IGR”. The Trust’s principal office is located at 201 King of Prussia Road, Suite 600, Radnor, Pennsylvania 19087 and its telephone number is 1-877-711-4272.

The following provides information about the Trust’s outstanding shares as of February 15, 2023:

Title of Class	Amount Authorized	Amount Held by the Trust or for its Account	Amount Outstanding
Common Shares	Unlimited	0	116,590,494

Anti-Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover Provisions.    The Trust’s Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Trust or convert the Trust to open-end status. These provisions could deprive the holders of Common Shares of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares or at net asset value. In addition, if the Trust issues preferred shares, the holders of the preferred shares will have voting rights that could deprive holders of Common Shares of such opportunities.

Common Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Common Stock Risk.    While common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Trust. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Trust.

Convertible Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities.    The Trust may also invest in convertible securities of real estate companies. The market value of convertible securities may decline as interest rates increase and, conversely, may increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities may vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Deflation Risk.    Deflation risk is the risk that the Trust’s distributions may be reduced in the future as lower prices reduce interest rates and earning power, resulting in lower distributions on the assets owned by the Trust.

Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dilution Risk.    If the Trust determines to conduct a rights offering to subscribe for Common Shares, holders of Common Shares may experience dilution of the aggregate net asset value of their Common Shares. The level of dilution will depend upon whether (i) such shareholders participate in the rights offering and (ii) the Trust’s net asset value per Common Share is above or below the subscription price on the expiration date of the rights offering.

Shareholders who do not exercise their subscription rights fully may, at the completion of such an offering, own a smaller proportional interest in the Trust than if they exercised their subscription rights fully. As a result of such an offering, a shareholder may experience dilution in net asset value per share if the subscription price per share is below the net asset value per share on the expiration date. If the subscription price per share is below the net asset value per share of the Trust’s shares on the expiration date, a shareholder will experience an immediate dilution of the aggregate net asset value of such shareholder’s shares if the shareholder does not participate fully in such an offering and the shareholder will experience a reduction in the net asset value per share of such shareholder’s shares whether or not the shareholder participates in such an offering. The Trust cannot state precisely the extent of this dilution (if any) if the shareholder does not exercise such shareholder’s subscription rights because the Trust does not know what the net asset value per share will be when the offer expires or what proportion of the subscription rights will be exercised.

The Trust’s investors do not have preemptive rights to any shares the Trust may issue in the future, except as otherwise specified by the Trust upon the creation of Securities, including in connection with an offering to shareholders of one or more classes of its Common Shares, such as Subscription Rights. The Declaration of Trust authorizes the Trust to issue an unlimited number of shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases shares, the Trust may sell additional shares or other classes of shares in the future or issue equity interests in private offerings. To the extent the Trust issues additional equity interests after an investor purchases its shares, such investor’s percentage ownership interest in the Trust will be diluted.

Emerging Markets Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Risks.    The Trust may invest in issuers located or doing substantial business in emerging market countries. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in securities of issuers domiciled or doing substantial business in foreign countries can be intensified in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Risk.    Because the Trust may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Trust and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Trust’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities Risk.    Under current market conditions, the Trust may invest up to 100% of its total assets in Foreign Securities, although it is not the Trust’s current intent to do so. Investing in Foreign Securities, including emerging markets (or lesser developed countries), involves certain risks not involved in domestic investments, including, but not limited to:

•        fluctuations in foreign exchange rates;

•        future foreign economic, financial, political and social developments;

•        different legal systems;

•        the possible imposition of exchange controls or other foreign governmental laws or restrictions;

•        lower trading volume;

•        much greater price volatility and illiquidity of certain foreign securities markets;

•        different trading and settlement practices;

•        less governmental supervision;

•        regulatory changes;

•        changes in currency exchange rates;

•        high and volatile rates of inflation;

•        fluctuating interest rates;

•        less publicly available information; and

•        different accounting, auditing and financial record-keeping standards and requirements.

Investments in Foreign Securities, especially in emerging market countries, will expose the Trust to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Trust may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:

•        the possibility of expropriation of assets;

•        confiscatory taxation;

•        difficulty in obtaining or enforcing a court judgment;

•        economic, political or social instability;

•        the possibility that an issuer may not be able to make payments to investors outside of the issuer’s country; and

•        diplomatic developments that could affect investments in those countries.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:

•        growth of gross domestic product;

•        rates of inflation;

•        capital reinvestment;

•        resources;

•        self-sufficiency;

•        balance of payments position; and

•        the tax treatment of the Trust’s investments, which may result in certain investments in Foreign Securities being subject to foreign withholding taxes, or being subject to U.S. federal income tax rules that may cause a U.S. holder to recognize taxable income without a corresponding receipt of cash, to incur an interest charge on taxable income that is deemed to have been deferred and/or to recognize ordinary income that would have otherwise been treated as capital gain. See “U.S. Federal Income Tax Matters” in the Statement of Additional Information.

These risks are often heightened for investments in smaller, emerging capital markets. For more information regarding risks of emerging market investing, see “Emerging Markets Risks” below.

General Real Estate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Real Estate Risks.    Real property investments are subject to varying degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values may also be adversely affected by such factors as applicable laws, interest rate levels, and the availability of financing. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of any interest and principal on its debt securities or dividends on its equity securities will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. The performance of the economy in each of the regions in which the real estate owned by the portfolio company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. The financial results of major local employers also may have an impact on the cash flow and value of certain properties. In addition, real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A real estate company may also have joint venture investments in certain of its properties, and consequently, its ability to control decisions relating to such properties may be limited.

Real property investments are also subject to risks which are specific to the investment sector or type of property in which the real estate companies are investing.

Retail Properties.    Retail properties are affected by the overall health of the economy. A retail property may be adversely affected by the growth of alternative forms of retailing, bankruptcy, decline in drawing power, a shift in consumer demand due to demographic changes and/or changes in consumer preference (for example, to discount retailers) and spending patterns. A retail property may also be adversely affected if an anchor or significant tenant ceases operation at such location, voluntarily or otherwise. Certain tenants at retail properties may be entitled to terminate their leases if an anchor tenant ceases operations at such property.

Office Properties.    Office properties generally require their owners to expend significant amounts for general capital improvements, tenant improvements and costs of reletting space. In addition, office properties that are not equipped to accommodate the needs of modern businesses may become functionally obsolete and thus non-competitive. Office properties may also be adversely affected if there is an economic decline in the businesses operated by their tenants. The risks of such an adverse effect is increased if the property revenue is dependent on a single tenant or if there is a significant concentration of tenants in a particular business or industry.

Hotel Properties.    The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures to keep necessary furniture, fixtures and equipment updated, competition from other hotels, increases in operating costs (which increases may not necessarily be offset in the future by increased room rates), dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, changes to regulation of operating liquor and other licenses, and adverse effects of general and local economic conditions. Due to the fact that hotel rooms are generally rented for short periods of time, hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Also, hotels may be operated pursuant to franchise, management and operating agreements that may be terminable by the franchiser, the manager or the operator. On the other hand, it may be difficult to terminate an ineffective operator of a hotel property subsequent to a foreclosure of such property.

Healthcare Properties.    Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs, and competition in terms of appearance, reputation, quality and cost of care with similar properties on a local and regional basis.

The governmental laws and regulations described above are subject to frequent and substantial changes resulting from legislation, adoption of rules and regulations, and administrative and judicial interpretations of existing law. Changes may also be applied retroactively and the timing of such changes cannot be predicted. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursement. In addition, in the event that a tenant is in default on its lease, a new operator or purchaser at a foreclosure sale will have to apply in its own right for all relevant licenses if such new operator does not already hold such licenses. There can be no assurance that such new licenses would be obtained, and consequently, there can be no assurance that any healthcare property subject to foreclosure will be disposed of in a timely manner.

Multifamily Properties.    The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of management to provide adequate maintenance and insurance, the types of services provided by the property, the level of mortgage rates, presence of competing properties, the relocation of tenants to new projects with better amenities, the adverse economic conditions in the locale, the amount of rent charged, and the oversupply of units due to new construction. In addition, multifamily properties may be subject to rent control laws or other laws affecting such properties, which could impact the future cash flows of such properties.

Community Shopping Centers.    Community center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. Like other types of property in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties.    The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns, and adverse effects of general and local economic conditions with respect to rental rates and occupancy levels.

Industrial Properties.    Industrial properties typically include warehouses, depots, storage, factories, logistics and distributions. Factors such as vacancy, tenant mix, lease term, property condition and design, redevelopment opportunities and property location could adversely affect the value and operation of industrial properties.

Tower Companies.    Cell towers and wireless services have seen an increased demand in recent years. However, owners and operators of towers may be subject to, and therefore must comply with, environmental laws that impose strict, joint and several liability for the cleanup of on-site or off-site contamination and related personal injury or property damage.

Data Centers Properties.    Data centers facilities house an organization’s most critical and proprietary assets. Therefore, operation of data centers properties depends upon the demand for technology-related real estate and global economic conditions that could adversely affect companies’ abilities to lease, develop or renew leases. Declining real estate valuations and impairment charges could adversely affect earnings and financial condition of data center properties.

Net Lease Properties.    Net lease properties require the tenant to pay (in addition to the rent) property taxes, insurance, and maintenance on the property. Tenant’s ability to pay rent, interest rate fluctuations, vacancy, property location, length of the lease are only few of the risks that could affect net lease properties operations.

Other factors that may contribute to the riskiness of all real estate investments include:

Lack of Insurance.    Certain real estate companies may have disclosed that they carry comprehensive liability, fire, flood, extended coverage and rental loss insurance with policy specifications, limits and deductibles customarily carried for similar properties. However, such insurance is not uniform among real estate companies. Moreover, there are certain types of extraordinary losses that may be uninsurable, or not economically insurable. Certain properties may be located in areas that are subject to earthquake activity for which insurance may not be maintained. Should a property sustain damage as a result of an earthquake, even if the real estate company maintains earthquake insurance, it may incur substantial losses due to insurance deductibles, co-payments on insured losses or uninsured losses. Any type of uninsured loss could cause a real estate company to lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Trust’s investment performance.

Credit Risk.    Real estate companies may be highly leveraged and financial covenants may affect the ability of those companies to operate effectively. Real estate companies may be subject to risks normally associated with debt financing. If the principal payments of a real estate company’s debt cannot be refinanced, extended or paid with proceeds from other capital transactions, such as new equity capital, the real estate company’s cash flow may not be sufficient to repay all maturing debt outstanding.

In addition, a real estate company’s obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict a real estate company’s range of operating activity. A real estate company, therefore, may be contractually prohibited from incurring additional indebtedness, selling its assets, engaging in mergers, or making acquisitions which may be beneficial to the operation of the real estate company.

Financial Leverage.    Global real estate companies may be highly leveraged and financial covenants may affect the ability of global real estate companies to operate effectively.

Environmental Issues.    In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a real estate company may be considered an owner or operator of such properties or as having arranged for the disposal or treatment of hazardous or toxic substances and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions could be reduced.

Recent Events.    The value of real estate is particularly susceptible to a variety of factors, such as economic, financial or political events, including, but not limited to, recessions, changes in interest rates, rising inflation, war, including Russia’s invasion of Ukraine, acts of terrorism, the spread of infectious disease or other public health emergencies, such as the global pandemic caused by COVID-19, and other changes in foreign and domestic conditions.

Acts of God and Geopolitical Risks.    The performance of certain investments could be affected by acts of God or other unforeseen and/or uncontrollable events (collectively, “disruptions”), including, but not limited to, natural disasters, public health emergencies (including any outbreak or threat of COVID-19, SARS, H1N1/09 flu, avian flu, other coronavirus, Ebola, or other existing or new pandemic or epidemic diseases), terrorism, social and political discord, geopolitical events, national and international political circumstances, and other unforeseen and/or uncontrollable events with widespread impact. These disruptions may affect the level and volatility of security prices and liquidity of any investments. Unexpected volatility could impair an investment’s profitability or result in it suffering losses. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or securities industry participants in other countries or regions.

The extent of the impact of any such disruption on the Trust will depend on many factors, including the duration and scope of such disruption, the extent of any related travel advisories and restrictions implemented, the impact of such disruption on overall supply and demand, goods and services, investor liquidity, consumer confidence and levels of economic activity and the extent of its disruption to important global, regional and local supply chains and economic markets, all of which are highly uncertain and cannot be predicted. A disruption may materially and adversely impact the value and performance of any investment, the Advisor’s ability to source, manage and divest investments, and the Advisor’s ability to achieve the Trust’s investment objectives, ultimately resulting in significant losses to investors. In addition, there is a risk that a long disruption will significantly impact the operations of the Advisor, the Trust, and its portfolio investments, or even temporarily or permanently halt their operations.

REIT Issues.    U.S. REITs are subject to a highly technical and complex set of provisions in the Code. It is possible that the Trust may invest in a real estate company which purports to be a REIT but which fails to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the purported REIT would be subject to corporate-level taxation, significantly reducing the return to the Trust on its investment in such company. REITs could possibly fail to qualify for tax-free pass through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or a lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation Risk.    Inflation is the reduction in the purchasing power of money resulting from the increase in the price of goods and services. Inflation risk is the risk that the inflation adjusted (or “real”) value of your investment or the income from that investment will be worth less in the future. As inflation occurs, the real value of your investment and distributions declines.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk.    Interest rate risk encompasses the risk that fixed income investments, such as preferred stocks and debt securities, and to a lesser extent dividend-paying common stocks, such as REIT common stocks, will decline in value because of changes in market interest rates. When interest rates rise, the market value of such securities generally will fall. The Trust’s investments in such securities means that the net asset value and market price of its Common Shares will tend to decline if market interest rates rise. Your Common Shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Trust distributions. The Trust utilizes leverage, which magnifies interest rate risk.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Investment Risk. An investment in the Trust is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk.    Leverage risk is the risk associated with the borrowing of funds and other investment techniques to leverage the Common Shares.

Leverage is a speculative technique which may expose the Trust to greater risk and increase its costs. Increases and decreases in the value of the Trust’s portfolio will be magnified when the Trust uses leverage. For example, leverage may cause greater swings in the Trust’s net asset value or cause the Trust to lose more than it invested. The Trust will also have to pay interest on its borrowings, reducing the Trust’s return.

These interest expenses may be greater than the Trust’s return on the underlying investment. There can be no assurance that the Trust’s leveraging strategy will be successful.

If leverage is employed, the net asset value and market value of the Common Shares will be more volatile, and the yield to the holders of Common Shares will tend to fluctuate with changes in the shorter-term interest rates on the leverage. If the interest rate on the leverage approaches the net rate of return on the Trust’s investment portfolio, the benefit of leverage to the holders of the Common Shares would be reduced. If the interest rate on the leverage exceeds the net rate of return on the Trust’s portfolio, the leverage will result in a lower rate of return to the holders of Common Shares than if the Trust were not leveraged. The Trust will pay (and the holders of Common Shares will bear) any costs and expenses relating to any leverage. Accordingly, the Trust cannot assure you that the use of leverage would result in a higher yield or return to the holders of the Common Shares.

Any decline in the net asset value of the Trust’s investments will be borne entirely by the holders of Common Shares. Therefore, if the market value of the Trust’s portfolio declines, the leverage will result in a greater decrease in net asset value to the holders of Common Shares than if the Trust were not leveraged. This greater net asset value decrease will also tend to cause a greater decline in the market price for the Common Shares. In extreme cases, the Trust might be in danger of failing to maintain the required asset coverage or of having insufficient current investment income to meet the interest payments on. In order to counteract such an event, the Trust might need to reduce its leverage and to liquidate investments in order to repay some or all of the borrowing. Liquidation at times of low security prices may result in capital losses and may reduce returns to the holders of Common Shares.

While the Trust may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and net asset value associated with leverage, there can be no assurance that the Trust will actually reduce leverage in the future or that any reduction, if undertaken, will benefit the holders of Common Shares. Changes in the future direction of interest rates are very difficult to predict accurately. If the Trust were to reduce leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in leverage would likely reduce the income and/or total returns to holders of Common Shares relative to the circumstance where the Trust had not reduced leverage. The Trust may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and share price if the prediction were to turn out to be correct, and determine not to reduce leverage as described above.

Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Discount Risk.    Shares of closed-end management investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that the Trust’s net asset value could decrease as a result of Trust investment activities. Whether investors will realize gains or losses upon the sale of the shares will depend not upon the Trust’s net asset value but entirely upon whether the market price of the shares at the time of sale is above or below the investor’s purchase price for the shares. Because the market price of the shares will be determined by factors such as relative supply of and demand for shares in the market, general market and economic conditions, and other factors beyond the control of the Trust, the Trust cannot predict whether the shares will trade at, below or above net asset value.

Market Disruption Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption Risk.    Certain events have a disruptive effect on the securities markets, such as terrorist attacks, war (including the Russian invasion of Ukraine), global public health emergencies (such as the pandemic caused by COVID-19), and other geopolitical events, earthquakes, storms and other disasters. The Trust cannot predict the effects of similar events in the future on the markets or economy of the U.S. or other countries. Disruptions of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors affecting the Trust.

Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Options Risk.    There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Trust forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Payment Restrictions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Payment Restrictions.    The Trust is prohibited from declaring, paying or making any dividends or distributions on its Common Shares unless it satisfies certain conditions. These prohibitions on the payment of dividends or distributions might impair the Trust’s ability to maintain its qualification as a RIC for federal income tax purposes. There can be no assurance, however, that such redemptions can be effected in time to permit the Trust to distribute its income as required to maintain its qualification as a RIC under the Code. See “Tax Matters — U.S. Tax Matters.”

Risks of Investment in Illiquid Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investment in Illiquid Securities.    The Trust does not presently intend to invest in illiquid securities; however, the Trust may invest in illiquid securities. Illiquid securities are securities that are not readily marketable (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Trust has valued the securities) and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid investments involve the risk that the Trust will not be able to sell the securities at the time desired or at prices approximating the value at which the Trust is carrying the securities on its books.

Risks of Investment in Lower-Rated Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investment in Lower-Rated Securities.    The Trust may invest up to 20% of its total assets in securities rated below investment grade or considered by the Advisor to be of comparable credit quality. Investment grade securities are those that are rated within the four highest grades (i.e., Baa3/BBB — or better) by Moody’s, S&P or Fitch or unrated securities determined by the Advisor to be of comparable quality. Securities rated below investment grade are regarded as having speculative characteristics with respect to the capacity of the issuer of the securities to pay interest and repay principal.

The values of lower-rated securities often reflect individual corporate developments and are often more sensitive to economic changes than higher-rated securities. Issuers of lower-rated securities are often in the growth stage of their development and/or involved in a reorganization or takeover. The issuers are often highly leveraged (have a significant amount of debt relative to shareholders’ equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to lower-rated securities are subordinated to the prior repayment of senior indebtedness, which will potentially limit the Trust’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in lower-rated securities have a lower degree of protection with respect to principal and interest payments than do investors in higher-rated securities.

During an economic downturn, a substantial period of rising interest rates or a recession, issuers of lower-rated securities could experience financial distress resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities. If the issuer of a security held by the Trust defaults, the Trust may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.

The secondary markets for lower-rated securities are not as liquid as the secondary markets for higher-rated securities. The secondary markets for lower-rated securities are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume of lower-rated securities is generally lower than that of higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse change in the condition of a particular issuer. Under certain economic and/or market conditions, the Trust may have difficulty disposing of certain lower-rated securities due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the lower-rated securities, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing the Trust’s assets. Market quotations on lower-rated securities are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.

The market for lower-rated securities may react strongly to adverse news about an issuer or the economy or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for lower-rated securities may be affected by legislative and regulatory developments. These developments could adversely affect the Trust’s net asset value and investment practices, the secondary market for lower-rated securities, the financial condition of issuers of these securities and the value and liquidity of outstanding lower-rated securities, especially in a thinly traded market. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in lower-rated securities and limiting the deductibility of interest by certain corporation issuers of lower-rated securities had an adverse effect on the lower-rated securities market.

When the secondary market for lower-rated securities becomes less liquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value the Trust’s lower-rated securities, judgment plays a more important role in determining such valuations. Decreased liquidity in the market for lower-rated securities, in combination with the relative youth and growth of the market for such securities, also may affect the ability of the Trust to dispose of such securities at a desirable price. Additionally, if the secondary markets for lower-rated securities contract due to adverse economic conditions or for other reasons, certain of the Trust’s liquid securities may become illiquid and the proportion of the Trust’s assets invested in illiquid securities may significantly increase.

The Trust may only invest in lower-rated securities that are rated CCC- or higher by S&P, rated Caa or higher by Moody’s, or rated CCC- or higher by Fitch, or unrated securities determined by the Advisor to be of comparable quality. The issuers of these securities have a currently identifiable vulnerability to default and such issuers may be in default or there may be present elements of danger with respect to the payment of principal or interest. The Trust will not invest in securities which are in default at the time of purchase.

Risks of Investment in Preferred Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investment in Preferred Securities.    The Trust may invest in preferred securities, which entails special risks, including:

Deferral.    Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Trust owns a preferred security that is deferring its distributions, the Trust may be required to report income for tax purposes although it has not yet received such income.

Subordination.    Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure with respect to priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

Liquidity.    Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

Limited Voting Rights.    Generally, preferred security holders (such as the Trust) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified period of time, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights.

In the case of certain trust preferred securities, holders generally have no voting rights, except (i) if the issuer fails to pay dividends for a specified period of time or (ii) if a declaration of default occurs and is continuing. In such an event, rights of holders of trust preferred securities generally would include the right to appoint and authorize a trustee to enforce the trust or special purpose entity’s rights as a creditor under the agreement with its operating company.

Special Redemption Rights.    In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer of the preferred securities may negatively impact the return of the security held by the Trust.

New Types of Securities.    From time to time, preferred securities, including trust preferred securities, have been, and may in the future be, offered having features other than those described herein. The Trust reserves the right to invest in these securities if the Advisor believes that doing so would be consistent with the Trust’s investment objectives and policies. Since the market for these instruments would be new, the Trust may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Small-Cap Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small-Cap Companies Risk.    The Trust may invest in companies whose market capitalization is considered small as well as mid-cap companies. Even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. These companies often are newer or less established companies than larger companies. Investments in these companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of small-cap and mid-cap companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, small-cap and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of these companies generally are less liquid than those of larger companies. This means that the Trust could have greater difficulty selling such securities at the time and price that the Trust would like.

Stock Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Stock Market Risk.    A portion of your investment in Common Shares represents an indirect investment in equity securities owned by the Trust, substantially all of which are traded on a domestic or foreign securities exchange or in the over-the-counter markets. The value of these securities, like other stock market investments, may move up or down, sometimes rapidly and unpredictably.

Strategic Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Strategic Transactions.    Strategic Transactions in which the Trust may engage, including hedging and risk management transactions such as interest rate and foreign currency transactions, options and swaps, also involve certain risks and special considerations. Strategic Transactions will be entered into to seek to manage the risks of the Trust’s portfolio of securities, but may have the effect of limiting the gains from favorable market movements. Strategic Transactions involve risks, including (i) that the loss on the Strategic Transaction position may be larger than the gain in the portfolio position being hedged and (ii) that the derivative instruments used in Strategic

Transactions may not be liquid and may require the Trust to pay additional amounts of money. Successful use of Strategic Transactions depends on the Advisor’s ability to predict correctly market movements which, of course, cannot be assured. Losses on Strategic Transactions may reduce the Trust’s net asset value and its ability to pay distributions if they are not offset by gains on the portfolio positions being hedged. The Trust will be subject to credit risk with respect to the counterparties to the derivative contracts entered into by the Trust. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract, the Trust may experience significant delays in obtaining any recovery under the contract in bankruptcy or other reorganization proceeding. The Trust may obtain only a limited recovery or may obtain no recovery in such circumstances.

The Trust may also lend the securities it owns to others, which allows the Trust the opportunity to earn additional income. Although the Trust will require the borrower of the securities to post collateral for the loan and the terms of the loan will require that the Trust be able to reacquire the loaned securities if certain events occur, the Trust is still subject to the risk that the borrower of the securities may default, which could result in the Trust losing money and in a decline in the Trust’s net asset value. The Trust may also purchase securities for delayed settlement. This means that the Trust is generally obligated to purchase the securities at a future date for a set purchase price, regardless of whether the value of the securities is more or less than the purchase price at the time of settlement. The Trust may enter into interest rate swap transactions to attempt to protect itself from increasing preferred share dividends or interest expenses resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap which may result in a decline in the net asset value of the Common Shares.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		1111 Pennsylvania Avenue NW
Entity Address, City or Town		Washington
Entity Address, State or Province		DC
Entity Address, Postal Zip Code		20004
Contact Personnel Name		Thomas S. Harman
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Shares
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		116,590,494

[1]	The sales load will apply only if the securities to which this prospectus relates are sold to or through underwriters. In such case, a corresponding prospectus supplement will disclose the applicable sales load. The corresponding prospectus supplement will also disclose the estimated offering expenses borne by the Trust.
[2]	Common shareholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell Common Shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan.” There are no fees charged to stockholders for participating in the Trust’s dividend reinvestment plan. However, shareholders participating in the plan that elect to sell their shares obtained pursuant to the plan would pay $2.50 sales fee and a $0.15 per share sold brokerage commission.
[3]	The Advisor receives an annual fee, payable monthly in arrears, in an amount equal to 0.85% of the average daily value of the Trust’s Managed Assets. “Managed Assets” means the total assets of the Trust minus the sum of the accrued liabilities (other than the aggregate indebtedness or other liabilities constituting financial leverage). If the Trust uses leverage, the amount of fees paid to the Advisor for investment management services will be higher than if the Trust does not use leverage because the fees paid are calculated on the Trust’s Managed Assets, which include assets purchased with leverage. Consequently, since the Trust has leverage outstanding, the management fee as a percentage of net assets attributable to Common Stock is higher than if the Trust did not utilize leverage.
[4]	The table below estimates what the Trust’s annual expenses would be stated as percentages of the Trust’s net assets attributable to Common Shares.
[5]	Based on actual borrowings as of December 31, 2022, increased to account for leverage on the additional assets under management, assuming completion of the proposed issuance, and utilizing the interest rate as of that same date of 5.08%. This requires that the Trust utilizes financial leverage through borrowings in an amount equal to the maximum allowed under the current credit facility with the Bank of New York Mellon (“BNY”) of $400 million. To reach the regulatory borrowing limit of 33 1/3% of the Trust’s capital, the credit facility with BNY would need to be increased from its current maximum borrow limit of $400 million.
[6]	Based on estimated amounts for the current fiscal year assuming completion of an offering of $150,000,000.
[7]	Assumes that leverage remains 31.93% of the Trust’s capital throughout the periods reflected. See “Management of the Trust — Investment Management Agreement.
[8]	Aggregate Amount Outstanding: Aggregate amount outstanding represents the principal amount outstanding as of the end of the relevant fiscal year owed by the Trust to lenders under arrangements in place at the time.
[9]	Asset Coverage per $1,000: Asset coverage per $1,000 of debt is calculated by subtracting the Trust’s liabilities and indebtedness not represented by senior securities from the Trust’s total assets, dividing the result by the aggregate amount of the Trust’s senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.
[10]	Source: The Advisor, based on public information available via Factset.
[11]	Source: NYSE.